Financial Instruments - Contractual Maturities for Non-derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, book value	₩ 5,520,822
Borrowings, book value	24,305,662	₩ 21,741,216
Financial guarantee liabilities, book value	18,437
Lease liabilities book value	823,482
Other financial liabilities, book value	2,671,022
Non-derivative financial liabilities, book value	33,339,425
Trade accounts and notes payable, contractual cash flow	5,520,822
Borrowings, contractual cash flow	25,525,529
Financial guarantee liabilities, contractual cash flow	3,982,288
Lease liabilities contractual cash flows	853,253
Other financial liabilities, contractual cash flow	2,671,287
Non-derivative financial liabilities, contractual cash flow	38,553,179
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	5,520,807
Borrowings, contractual cash flow	11,924,070
Financial guarantee liabilities, contractual cash flow	3,982,288
Lease liabilities contractual cash flows	146,558
Other financial liabilities, contractual cash flow	2,554,837
Non-derivative financial liabilities, contractual cash flow	24,128,560
1 year - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	15
Borrowings, contractual cash flow	12,711,700
Lease liabilities contractual cash flows	393,948
Other financial liabilities, contractual cash flow	116,450
Non-derivative financial liabilities, contractual cash flow	13,222,113
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	889,759
Lease liabilities contractual cash flows	312,747
Non-derivative financial liabilities, contractual cash flow	₩ 1,202,506